PENSIONS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of employer contributions to defined contributions	The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2015	2014	2013
Employers' contributions	1,035	684	533

Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2015	2014	2013
Service cost	379	369	468
Interest cost	2,042	2,359	2,159
Expected return on plan assets	(946)	(984)	(918)
Recognized actuarial loss	1,195	998	1,415
Net periodic benefit cost	2,670	2,742	3,124

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2015	2014
Reconciliation of benefit obligation:
Benefit obligation at January 1	53,166	50,564
Service cost	379	369
Interest cost	2,042	2,359
Actuarial (gain) loss	(2,547)	3,700
Foreign currency exchange rate changes	(509)	(686)
Benefit payments	(3,058)	(3,140)
Benefit obligation at December 31	49,473	53,166

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2015 and 2014 was $48.5 million and $51.8 million, respectively.

(in thousands of $)	2015	2014
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,496	14,919
Actual return on plan assets	(155)	896
Employer contributions	2,411	2,459
Foreign currency exchange rate changes	(500)	(638)
Benefit payments	(3,058)	(3,140)
Fair value of plan assets at December 31	13,194	14,496

(in thousands of $)	2015	2014
Projected benefit obligation	(49,473)	(53,166)
Fair value of plan assets	13,194	14,496
Funded status (1)	(36,279)	(38,670)

Employer contributions and benefits paid under the pension plans include $2.4 million (2014: $2.5 million) paid from employer assets for the year ended December 31, 2015.

(1) Our plans compose of two plans.

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2015			December 31, 2014
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,145)	(39,328)	(49,473)	(11,163)	(42,003)	(53,166)
Fair value of plan assets	10,277	2,917	13,194	10,383	4,113	14,496
Funded status at end of year	132	(36,411)	(36,279)	(780)	(37,890)	(38,670)

Pensions:
Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2015 and 2014 were as follows:

(in thousands of $)	2015	2014
Equity securities	9,620	10,032
Debt securities	3,032	4,004
Cash	542	460
	13,194	14,496

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2015	2014
Net actuarial loss	12,400	15,251
As at December 31, 2015, 2014 and 2013, our accumulated other comprehensive (loss) income balances consisted of the following components:

(in thousands of $)	2015	2014	2013
	Restated	Restated	Restated
Net (loss) gain on qualifying cash flow hedging instruments, including share of affiliate	(192)	8,672	2,003
Losses associated with pensions, net of tax recoveries of $nil (2014: $0.2 million)	(12,400)	(15,251)	(12,731)
Accumulated other comprehensive (loss) income	(12,592)	(6,579)	(10,728)

The components of accumulated other comprehensive (loss) income consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total accumulated comprehensive (loss) income
			Restated	Restated
Balance at December 31, 2012	(17,809)	(6,832)	(180)	(24,821)
Other comprehensive income before reclassification	5,078	4,148	4,859	14,085
Amount reclassified from accumulated other comprehensive (loss) income	—	8	—	8
Net current-period other comprehensive income	5,078	4,156	4,859	14,093
Balance at December 31, 2013	(12,731)	(2,676)	4,679	(10,728)
Other comprehensive income (loss) before reclassification	(2,520)	3,483	(49)	914
Amount reclassified from accumulated other comprehensive income	—	3,235	—	3,235
Net current-period other comprehensive income (loss)	(2,520)	6,718	(49)	4,149
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive (loss) income before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive (loss) income	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)

Expected contributions to pension schemes	We are expected to make the following contributions to the schemes during the year ended December 31, 2016, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	592	1,800

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2016	444	3,000
2017	296	3,000
2018	444	3,000
2019	296	3,000
2020	370	3,000
2021 - 2025	2,590	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2015	2014
Discount rate	4.34%	3.95%
Rate of compensation increase	2.07%	2.21%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2015	2014
Discount rate	3.95%	4.60%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.21%	2.71%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our Marine scheme at December 31, 2015 and 2014, and the target allocation for 2016, by asset category are as follows:

Marine scheme	Target allocation 2016 (%)	2015 (%)	2014 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our UK scheme at December 31, 2015 and 2014, and the target allocation for 2016, by asset category are as follows:

UK scheme	Target allocation 2016 (%)	2015 (%)	2014 (%)
Equity	75.0	75.7	69.0
Bonds	25.0	24.3	31.0
Total	100	100	100